Note 10 - Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2020
Notes Tables
Derivative Instruments, Gain (Loss) [Table Text Block]
Derivative not designated as hedging instrument	Location of loss recognized	Three Months Ended March 31, 2019	Three Months Ended March 31, 2020
Interest rate swap contract– Unrealized gain	Loss on derivative, net	18,754	–
Interest rate swap contract - Realized loss	Loss on derivative, net	(21,548)	–
Total loss on derivative		(2,794)	–